NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of the basic and diluted net loss per share for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss attributable to common stockholders	$(267,567)	$(79,704)	$(531,022)	$(242,039)
Less: revaluation of warrant liability	(4,467)	(37,745)	(2,907)	(8,588)

Adjusted net loss	$(272,034)	$(117,449)	$(533,929)	$(250,627)

Denominator:
Weighted average shares outstanding, basic	400,219,585	377,660,477	395,691,795	318,315,891
Dilutive effect of common stock issuable from assumed exercise of warrants	11,084	626,201	169,081	660,556

Weighted average shares outstanding, diluted	400,230,669	378,286,678	395,860,876	318,976,447

Net loss per share:
Basic	$(0.67)	$(0.21)	$(1.34)	$(0.76)

Diluted	$(0.68)	$(0.31)	$(1.35)	$(0.79)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020 As Restated	2019	2018
Numerator:
Net loss	$(370,866)	$(88,656)	$(64,293)
Less: premium on repurchase of redeemable convertible preferred stock	(13,407)	(16,816)	(166)

Net loss attributable to common stockholders, basic	$(384,273)	$(105,472)	$(64,459)

Less: revaluation of warrant liability	(13,448)	—	—

Net loss attributable to common shareholders, diluted	$(397,721)	$(105,472)	$(64,459)

Denominator:
Weighted average shares outstanding, basic	335,325,271	262,528,769	226,465,041

Dilutive effect of common stock issuable from assumed exercise of warrants	505,762	—	—

Weighted average shares outstanding, diluted	335,831,033	262,528,769	226,465,041

Net loss per share to common stockholders:
Basic	$(1.15)	$(0.40)	$(0.28)
Diluted	$(1.18)	$(0.40)	$(0.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options, including performance stock options	29,299,842	39,336,240	29,299,842	39,336,240
Restricted stock units, including market based RSUs	24,319,237	14,888,800	24,319,237	14,888,800

Total	53,619,079	54,225,040	53,619,079	54,225,040

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	Years Ended December 31,
	2020	2019	2018
Stock options, including performance stock options	32,529,224	40,012,825	25,791,263
Restricted stock units, including Market Based RSUs	18,344,243	—	—

	50,873,467	40,012,825	25,791,263